                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -----
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chesley, Taft & Associates, LLC
Address:   10 South LaSalle Street, Suite 3250
           Chicago, Illinois 60603

Form 13F File Number: 28-10082

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Faris F. Chesley
Title:   Manager
Phone:   312/873-1260

Signature, Place, and Date of Signing:


/s/ Faris F. Chesley                    Chicago, Illinois      January 23, 2007
-------------------------------------   --------------------   -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:         146
Form 13F Information Table Value Total:      397391
                                          (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

                           FORM 13F INFORMATION TABLE

FORM 13F

               31-Dec-06

           COLUMN 1             COLUMN 2    COLUMN 3    COLUMN 4   COLUMN 5              COLUMN 6   COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                TITLE OF                  VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
        NAME OF ISSUER            CLASS       CUSIP     (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                           COM     88579y101     10775     138262  SH         Sole                   50431           87801
AON Corp                             COM     037389103       129       3640  SH         Sole                    2340            1300
AT&T Inc. - (New)                    COM     00206R102       562      15723  SH         Sole                    6417            9306
Abbott Labs                          COM     002824100      1294      26558  SH         Sole                   18488            8070
Accenture, Ltd.                      COM     G1150G111      2680      72560  SH         Sole                   65260            7300
Adobe Systems Inc.                   COM     00724F101      3031      73715  SH         Sole                   66140            7525
Advance Auto Parts, Inc.             COM     00751Y106       546      15350  SH         Sole                   11950            3400
Alcon Inc.                           COM     h01301102       224       2000  SH         Sole                     500            1500
Altera Corp                          COM     021441100       427      21678  SH         Sole                   21678
Altria Group Inc.                    COM     02209s103       539       6281  SH         Sole                    5981             300
American Express                     COM     025816109       589       9711  SH         Sole                    9111             600
American International Group         COM     026874107      7850     109550  SH         Sole                    7550          102000
Amgen, Inc.                          COM     031162100      8844     129470  SH         Sole                   55885           73555
Amphenol Corporation                 COM     032095101     10141     163360  SH         Sole                   55810          107550
Anadarko Petroleum                   COM     032511107       297       6824  SH         Sole                     924            5900
Apache Corp                          COM     037411105       763      11475  SH         Sole                   10525             950
Apple Computer, Inc.                 COM     037833100      2885      34010  SH         Sole                   31280            2700
Autodesk, Inc.                       COM     052769106      3734      92292  SH         Sole                   82242           10050
BP PLC ADR United Kingdom            COM     055622104      6126      91301  SH         Sole                   12092           79209
Bank of America Corporation          COM     060505104     11193     209653  SH         Sole                   47260          162358
Bank of Hawaii Corporation           COM     062540109       401       7424  SH         Sole                                    7424
Becton Dickinson & Company           COM     075887109       295       4200  SH         Sole                    4200
Bed Bath & Beyond, Inc.              COM     075896100      7259     190520  SH         Sole                   67420          123100
Bellsouth Corp                       COM     079860102       203       4313  SH         Sole                    2613            1700
Bristol Meyers Squibb Co             COM     110122108       759      28829  SH         Sole                   15050           13779
CACI International, Inc.             COM     127190304      7044     124673  SH         Sole                   34038           90635
Capital One Financial Corp           COM     14040H105       227       2950  SH         Sole                    2950
Caremark RX Inc                      COM     141705103     10876     190444  SH         Sole                   60340          130064
ChevronTexaco Corp                   COM     166764100      4961      67473  SH         Sole                   38901           28572
Cisco Systems                        COM     17275R102      2461      90048  SH         Sole                   74223           15825
Citigroup Inc.                       COM     172967101      1195      21452  SH         Sole                   12635            8817
Coca-Cola Co                         COM     191216100       962      19945  SH         Sole                   10270            9675
Cognizant Technology Solutions       COM     192446102      5684      73660  SH         Sole                   63130           10500
Cognos, Inc.                         COM     19244c109      1227      28900  SH         Sole                   25450            3450
Colgate Palmolive Company            COM     194162103       341       5230  SH         Sole                    5005             225
ConocoPhillips                       COM     20825c104       181       2510  SH         Sole                    1010            1500
Consolidated Communications Ho       COM     209034107       242      11600  SH         Sole                   11600
Consolidated-Tomoka Land Co.         COM     210226106       348       4809  SH         Sole                                    4809
Constellation Brands, Inc.           COM     21036P108      5455     187980  SH         Sole                    3000          184980
Costco Wholesale Corp.               COM     22160K105       278       5253  SH         Sole                     753            4500
Covance, Inc.                        COM     222816100      7751     131580  SH         Sole                   38550           93000
Danaher Corp                         COM     235851102      7989     110290  SH         Sole                   44435           65825

Devon Energy Corporation             COM     25179m103      2017      30070  SH         Sole                   11070           19000
Dow Chemical Corporation             COM     260543103       323       8100  SH         Sole                    3500            4600
Duke Energy Corp                     COM     264399106        73       2200  SH         Sole                    1200            1000
E I DuPont De Nemours & Co           COM     263534109       122       2504  SH         Sole                    2504
EMC Corporation                      COM     268648102       586      44400  SH         Sole                   23150           21250
Ecolab Inc.                          COM     278865100      2053      45425  SH         Sole                   34800           10625
Emerson Electric                     COM     291011104       710      16100  SH         Sole                   11300            4800
Express Scripts Inc Cl A             COM     302182100      5380      75138  SH         Sole                   65588            9525
Exxon Mobil Corp                     COM     30231g102     11807     154073  SH         Sole                   48690          105383
FPL Group Inc.                       COM     302571104       316       5800  SH         Sole                    3000            2800
FedEx Corp                           COM     31428x106      7961      73293  SH         Sole                   20068           53205
Fiserv Inc.                          COM     337738108       322       6137  SH         Sole                    6137
Freddie Mac                          COM     313400301       372       5475  SH         Sole                    4475            1000
Gallaher Group PLC Sponsored A       COM     363595109       216       2400  SH         Sole                    2400
Gateway 2000                         COM     367626108        30      15000  SH         Sole                                   15000
Genentech Inc.                       COM     368710406      5762      71020  SH         Sole                   28895           42100
General Electric Co.                 COM     369604103     11949     321116  SH         Sole                  133923          187193
General Mills Inc.                   COM     370334104        95       1642  SH         Sole                    1642
Goldman Sachs Group, Inc.            COM     38141G104      4736      23755  SH         Sole                   20820            2925
Grainger WW Inc                      COM     384802104       368       5255  SH         Sole                    3555            1700
Harley Davidson Inc.                 COM     412822108      1226      17396  SH         Sole                   13296            4100
Hess Corporation                     COM     42809H107       281       5676  SH         Sole                    5676
Hewlett-Packard Company              COM     428236103      5826     141449  SH         Sole                    8349          133100
Home Depot Inc.                      COM     437076102       131       3260  SH         Sole                    2100            1160
Honeywell International              COM     438516106      4166      92080  SH         Sole                    1000           91080
Hormel Foods Corp                    COM     440452100       261       7000  SH         Sole                                    7000
Illinois Tool Works, Inc.            COM     452308109      3652      79072  SH         Sole                   69372            9650
Intel Corporation                    COM     458140100       494      24383  SH         Sole                   17983            6400
International Business Machine       COM     459200101       799       8226  SH         Sole                    5528            2698
JPMorgan Chase & Co.                 COM     46625h100      9427     195168  SH         Sole                   32445          162673
Jacobs Engineering                   COM     469814107      3504      42971  SH         Sole                   40221            2750
Johnson & Johnson                    COM     478160104      9189     139180  SH         Sole                   54132           85018
Johnson Controls, Inc.               COM     478366107      4132      48093  SH         Sole                   40843            7250
Kimberly Clark Corporation           COM     494368103       667       9820  SH         Sole                    5720            4100
L-3 Communications Holdings, I       COM     502424104      1032      12620  SH         Sole                   11770             850
Linear Technology Corp               COM     535678106       357      11780  SH         Sole                   11780
Lowes Companies Inc.                 COM     548661107      1569      50380  SH         Sole                   42700            7680
MAF Bancorp Inc.                     COM     55261R108       201       4500  SH         Sole                                    4500
McDonalds Corporation                COM     580135101       440       9927  SH         Sole                    9254             673
Medtronic Inc.                       COM     585055106      4086      76364  SH         Sole                   64344           11970
Merck & Co., Inc.                    COM     589331107       589      13512  SH         Sole                   13512
Microsoft Corporation                COM     594918104      2768      92708  SH         Sole                   63024           29684
National Fuel Gas Co                 COM     636180101       501      13000  SH         Sole                                   13000
Northern Trust Company               COM     665859104      1140      18786  SH         Sole                    8436           10350
O.T. Mining Corporation              COM     671061109        73      30000  SH         Sole                                   30000
Omnicom Group                        COM     681919106      1830      17505  SH         Sole                   14140            3365
Paychex Inc.                         COM     704326107       766      19372  SH         Sole                   17257            2115
Pepsico Inc.                         COM     713448108      2339      37395  SH         Sole                   24345           13050
Pfizer, Inc                          COM     717081103      2573      99340  SH         Sole                   50409           48931
PrivateBancorp, Inc.                 COM     742962103      1076      25850  SH         Sole                   11500           14350
Procter & Gamble Company             COM     742718109     10255     159555  SH         Sole                   53355          106165
Qualcomm Inc.                        COM     747525103      4246     112350  SH         Sole                   29525           82825
Quest Diagnostics, Inc.              COM     74834l100      4559      86025  SH         Sole                                   86025
Raytheon Co                          COM     755111507       235       4452  SH         Sole                    4452

Royal Dutch Shell PLC ADR CL A       COM     780259206       497       7021  SH         Sole                    1221            5800
SLM Corp                             COM     78442P106      1338      27440  SH         Sole                   24415            3025
SRA International, Inc.              COM     78464R105       263       9830  SH         Sole                    6800            3030
Sara Lee Corp                        COM     803111103       621      36436  SH         Sole                   18711           17725
Schlumberger Ltd                     COM     806857108       782      12388  SH         Sole                   10588            1800
Sprint Nextel Corporation            COM     852061100       305      16153  SH         Sole                    6533            9620
St. Jude Medical                     COM     790849103      1460      39940  SH         Sole                   34990            4950
Starbucks Corp                       COM     855244109      6013     169761  SH         Sole                  154181           15510
State Street Corporation             COM     857477103       362       5375  SH         Sole                    4725             650
Stericycle Inc.                      COM     858912108      4426      58625  SH         Sole                   52120            6475
Stryker Corporation                  COM     863667101      4989      90530  SH         Sole                   12420           78110
Suntrust Banks Inc                   COM     867914103       308       3650  SH         Sole                     350            3300
Sysco Corp                           COM     871829107      5278     143570  SH         Sole                   97928           45642
T Rowe & Associates                  COM     74144T108      1590      36320  SH         Sole                   30920            5400
Target Corporation                   COM     87612e106      1660      29100  SH         Sole                   23675            5425
Teva Pharmaceutical Industries       COM     881624209      1263      40650  SH         Sole                   32025            8625
Texas Instruments Inc.               COM     882508104      7697     267265  SH         Sole                   95100          172105
Thermo Fisher Scientific, Inc.       COM     883556102     12085     266840  SH         Sole                   61990          204850
Toyota Motor Corp                    COM     892331307      2129      15850  SH         Sole                   14250            1600
Transocean Sedco Forex Inc.          COM     G90078109       333       4112  SH         Sole                    3312             800
Tribune Company                      COM     896047107      1026      33345  SH         Sole                    2845           30500
UTi Worldwide, Inc.                  COM     G87210103      2580      86290  SH         Sole                   74715           11575
United Technologies Corp             COM     913017109       294       4710  SH         Sole                    3310            1400
UnitedHealth Group, Inc.             COM     91324p102       794      14775  SH         Sole                   11675            3100
Verizon Communications               COM     92343V104       300       8059  SH         Sole                    2391            5668
Videorec Technologies-Private        COM     926990656         0      18438  SH         Sole                                   18438
Wachovia Corp                        COM     929903102       666      11700  SH         Sole                    7400            4300
Wal Mart Stores, Inc.                COM     931142103       546      11815  SH         Sole                    9300            2515
Walgreen Co                          COM     931422109     14033     305791  SH         Sole                   92305          213446
WellPoint, Inc.                      COM     94973V107       248       3150  SH         Sole                    2200             950
Wells Fargo & Co.-New                COM     949746101     13140     369518  SH         Sole                  140728          228730
William Wrigley Jr Co                COM     982526105       244       4715  SH         Sole                                    4715
Wyeth                                COM     983024100       604      11861  SH         Sole                   11861
Zimmer Holdings, Inc.                COM     98956P102      1941      24765  SH         Sole                   14140           10625
Midcap SPDR Trust Series 1           ETF     595635103       444       3034  SH         Sole                    2484             550
SPDR Trust, Series 1                 ETF     78462f103      2403      16965  SH         Sole                   12790            4175
iShares Lehman Aggregate Bond        ETF     464287226       432       4331  SH         Sole                    3631             700
iShares Lehman US Treasury INF       ETF     464287176       977       9885  SH         Sole                    4635            5250
iShares MSCI Emerging Mkt            ETF     464287234      3273      28664  SH         Sole                    9541           19115
iShares MSCI Japan Index Fund        ETF     464286848       163      11500  SH         Sole                    4000            7500
iShares Nasdaq Biotech Index         ETF     464287556       210       2700  SH         Sole                                    2700
iShares Russell Midcap Index F       ETF     464287499       392       3924  SH         Sole                    3913
iShares S&P 500 Index Fund           ETF     464287200       236       1661  SH         Sole                    1366             250
iShares S&P Smallcap 600 Index       ETF     464287804      1885      28568  SH         Sole                   21758            6810
iShares Tr Lehman 1-3 Year           ETF     464287457       306       3829  SH         Sole                    3029             800
iShares Trust MSCI EAFE Index        ETF     464287465     11734     160261  SH         Sole                   97527           62727
iShares Trust S&P MidCap 400 I       ETF     464287507      2810      35046  SH         Sole                   31180            3866
Barclays Bank PLC Pfd.               PFD     06739f390      1729      65000  SH         Sole                   38500           26500
HSBC Holdings PLC Series A           PFD     404280604       635      25000  SH         Sole                                   25000
Royal Bk Scotland Group Plc 6.       PFD     780097796      1591      62400  SH         Sole                    4000           58400
REPORT SUMMARY                       146  DATA RECORDS    397391          0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED